UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):     [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     NTV Asset Management, LLC
Address:  216 Brooks Street
          Suite 300
          Charleston, WV  25301

Form 13F File Number: 028-11081

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Karen Setterstrom
Title:
Phone:    (304) 353-9090

Signature, Place, and Date of Signing:

/s/ Karen Setterstrom         Charleston, West Virginia          July 22, 2005

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

     Form 13F File Number    Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    4,808,229

Form 13F Information Table Value Total:    $190,640
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No. Form 13F File Number  Name


                                                     Form 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
           Column 1              Column 2    Column 3   Column 4   Column 5      Column 6       Column 7         Column 8

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                OTHER
        NAME OF ISSUER         TITLE OF       CUSIP       VALUE    SHRS OR      INVESTMENT      MANAGERS     VOTING AUTHORITY
                                CLASS                   (x$1000)   SH/PUT/      DISCRETION               ---------------------------
                                                                   PRN AMT
                                                                  PRN CALL                               SOLE     SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Abbott Labs                            Com   002824100       855       17448           Sole                 5060     12388
------------------------------------------------------------------------------------------------------------------------------------
                                  Unit Ltd
Alliance Cap Mgmt Hldg LP            Partn   01855A101       386        8265           Sole                 6465      1800
------------------------------------------------------------------------------------------------------------------------------------
Affiliated Computer Services          Cl A   008190100       817       16000           Sole                12000      4000
------------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing              Com   053015103       659       15725           Sole                14950       775
------------------------------------------------------------------------------------------------------------------------------------
American Intl Group Inc                Com   026874107       708       12190           Sole                12090       100
------------------------------------------------------------------------------------------------------------------------------------
Amgen Inc                              Com   031162100      1473       24339           Sole                18289      6050
------------------------------------------------------------------------------------------------------------------------------------
Asia Pac Fd Inc                        Com   044901106       761       49950           Sole                47150      2800
------------------------------------------------------------------------------------------------------------------------------------
American Pwr Conversion Corp           Com   029066107       697       29550           Sole                25700      3850
------------------------------------------------------------------------------------------------------------------------------------
Air Prods & Chems Inc                  Com   009158106       904       15000           Sole                    0     15000
------------------------------------------------------------------------------------------------------------------------------------
Arthrocare Corp                        Com   043136100       405       11600           Sole                10700       900
------------------------------------------------------------------------------------------------------------------------------------
Amsouth Bancorporation                 Com   032165102       556       21400           Sole                17800      3600
------------------------------------------------------------------------------------------------------------------------------------
American Express Co                    Com   025816109       262        4926           Sole                1435       3491
------------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp                   Com   060505104      1378       30218           Sole                26318      3900
------------------------------------------------------------------------------------------------------------------------------------
Baxter Intl Inc                        Com   071813109       777       20960           Sole                  800     20160
------------------------------------------------------------------------------------------------------------------------------------
BB&T Corp                              Com   054937107     15142      378857         Shared               336684     42173
------------------------------------------------------------------------------------------------------------------------------------
                                  Depostry
Biotech Holders Tr                   Rcpts   09067D201       454        2715           Sole                 2715         0
------------------------------------------------------------------------------------------------------------------------------------
Black Hills Corp                       Com   092113109       451       12250           Sole                    0     12250
------------------------------------------------------------------------------------------------------------------------------------
Bellsouth Corp                         Com   079860102      1245       46872           Sole                35747     11125
------------------------------------------------------------------------------------------------------------------------------------
Biomet Inc                             Com   090613100       244        7050           Sole                 1600      5450
------------------------------------------------------------------------------------------------------------------------------------
Bristol Myers Squibb Co                Com   110122108      1381       55303           Sole                37253     18050
------------------------------------------------------------------------------------------------------------------------------------
                                 Sponsored
BP Plc                                 ADR   055622104       848       13600           Sole                 8323      5277
------------------------------------------------------------------------------------------------------------------------------------
Burlington Res Inc                     Com   122014103       465        8435           Sole                 4585      3850
------------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Inc Del            Cl B   084670207       289         104           Sole                   21        83
------------------------------------------------------------------------------------------------------------------------------------
Anheuser Busch Cos Inc                 Com   035229103       266        5830           Sole                 3180      2650
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Boston Properties Inc                  Com   101121101       255        3650           Sole                 3150       500
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc                          Com   172967101      2031       43948           Sole                27193     16755
------------------------------------------------------------------------------------------------------------------------------------
City Hldg Co                           Com   177835105      1081       29622         Shared                22822      6800
------------------------------------------------------------------------------------------------------------------------------------
Chicos Fas Inc                         Com   168615102       209        6100         Shared                 6100         0
------------------------------------------------------------------------------------------------------------------------------------
Checkfree Corp New                     Com   162813109       439       12900           Sole                12900         0
------------------------------------------------------------------------------------------------------------------------------------
Colgate Palmolive Co                   Com   194162103       601       12050           Sole                 7350      4700
------------------------------------------------------------------------------------------------------------------------------------
Comcast Corp New                      Cl A   20030N101      1653       53897           Sole                39950     13947
------------------------------------------------------------------------------------------------------------------------------------
Choicepoint Inc                        Com   170388102       448       11200           Sole                10700       500
------------------------------------------------------------------------------------------------------------------------------------
Cisco Sys Inc                          Com   17275R102      1210       63438           Sole                37423     26015
------------------------------------------------------------------------------------------------------------------------------------
CSX Corp                               Com   126408103       435       10200           Sole                    0     10200
------------------------------------------------------------------------------------------------------------------------------------
Chevron Corp New                       Com   166764100      1454       26004           Sole                19424      6580
------------------------------------------------------------------------------------------------------------------------------------
Dominion Res Inc Va New                Com   25746U109       446        6085           Sole                 2555      3530
------------------------------------------------------------------------------------------------------------------------------------
Diebold Inc                            Com   253651103       523       11600           Sole                11600         0
------------------------------------------------------------------------------------------------------------------------------------
Du Pont E I De Nemours & Co            Com   263534109      1005       23372           Sole                10172     13200
------------------------------------------------------------------------------------------------------------------------------------
Dell Inc                               Com   24702R101       844       21408           Sole                12888      8520
------------------------------------------------------------------------------------------------------------------------------------
Quest Diagnostic Inc                   Com   74834L100       383        7200           Sole                 4800      2400
------------------------------------------------------------------------------------------------------------------------------------
                                      Unit
Diamonds Tr                          Ser I   252787106       908        8845           Sole                 8470       375
------------------------------------------------------------------------------------------------------------------------------------
Disney Walt Co                         Com   254687106      1117       44383           Sole                 3081     41302
------------------------------------------------------------------------------------------------------------------------------------
Dow Chem Co                            Com   260543103       947       21288         Shared                 3888     17400
------------------------------------------------------------------------------------------------------------------------------------
D S T Sys Inc Del                      Com   233326107       615       13150           Sole                11600      1550
------------------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp                       Com   264399106       509       17125           Sole                 5625     11500
------------------------------------------------------------------------------------------------------------------------------------
                                 DJ Select
Ishares Tr                             Div   464287168      1444       23393           Sole                20428      2965
------------------------------------------------------------------------------------------------------------------------------------
Ebay Inc                               Com   278642103       642       19450           Sole                16050      3400
------------------------------------------------------------------------------------------------------------------------------------
                                      MSCI
Ishares TR                       Emerg Mkt   464287234       950       13275           Sole                 8625      4650
------------------------------------------------------------------------------------------------------------------------------------
                                 MSCI Eafe
Ishares Tr                             Idx   464287465      3098       59513           Sole                34016     25497
------------------------------------------------------------------------------------------------------------------------------------
EMC Corp Mass                                268648102       203       14826           Sole                 2600     12226
------------------------------------------------------------------------------------------------------------------------------------
Templeton Emerging Mkts Fd             Com   880191101       537       30800           Sole                28000      2800
------------------------------------------------------------------------------------------------------------------------------------
EOG Res Inc                            Com   26875P101       357        6300           Sole                  500      5800
------------------------------------------------------------------------------------------------------------------------------------
Enterprise Prods Partners              Com   293792107       680       25400           Sole                25100       300
------------------------------------------------------------------------------------------------------------------------------------
Edwards Lifesciences Corp              Com   28176E108       699       16265           Sole                13525      2740
------------------------------------------------------------------------------------------------------------------------------------
                                      MSCI
Ishares Tr                           Japan   464286848      1057      104250           Sole                82250     22000
------------------------------------------------------------------------------------------------------------------------------------
First Data Corp                        Com   319963104       524       13056           Sole                 5956      7100
------------------------------------------------------------------------------------------------------------------------------------
Fiserv Inc                             Com   337738108      1945       45350           Sole                25225     20125
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Fortune Brands Inc                     Com   349631101       289        3258           Sole                 3258         0
------------------------------------------------------------------------------------------------------------------------------------
FPL Group Inc                          Com   302571104       423       10074           Sole                 8674      1400
------------------------------------------------------------------------------------------------------------------------------------
                                      FTSE
Ishares Tr                       Xnhua Idx   464287184       711       12450           Sole                11950       500
------------------------------------------------------------------------------------------------------------------------------------
Gillette Co                            Com   375766102      1933       38185           Sole                  885     37300
------------------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp                  Com   369550108       790        7215           Sole                   50      7165
------------------------------------------------------------------------------------------------------------------------------------
General Elec Co                        Com   369604103      7203      207890           Sole               118720     89170
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group Inc                Com   38141G104       204        2000           Sole                  250      1750
------------------------------------------------------------------------------------------------------------------------------------
Huntington Bancshares Inc              Com   446150104       722       29928         Shared                29928         0
------------------------------------------------------------------------------------------------------------------------------------
Health Care Ppty Invs Inc              Com   421915109       210        7800           Sole                 5800      2000
------------------------------------------------------------------------------------------------------------------------------------
Home Depot Inc                         Com   437076102      2905       74697           Sole                47597     27100
------------------------------------------------------------------------------------------------------------------------------------
Hawaiian Elec Industries               Com   419870100       238        8900           Sole                 8900         0
------------------------------------------------------------------------------------------------------------------------------------
Harrahs Entmt Inc                      Com   413619107       270        3753           Sole                    0      3753
------------------------------------------------------------------------------------------------------------------------------------
Hartford Finl Svcs Group Inc           Com   416515104       767       10262           Sole                 9762       500
------------------------------------------------------------------------------------------------------------------------------------
Heinz H J Co                           Com   423074103       542       15326           Sole                12751      2575
------------------------------------------------------------------------------------------------------------------------------------
Honeywell Intl Inc                     Com   438516106       713       19490           Sole                11090      8400
------------------------------------------------------------------------------------------------------------------------------------
                                    Com Sh
Hospitality Pptys Tr               Ben Int   44106M102       469       10650           Sole                 3650      7000
------------------------------------------------------------------------------------------------------------------------------------
                                    Com Sh
HRPT Pptys Tr                      Ben Int   40426W101       237       19100           Sole                    0     19100
------------------------------------------------------------------------------------------------------------------------------------
Hershey Co                             Com   427866108       335        5400           Sole                  400      5000
                                     NASDQ
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                        Bio Indx   464287556      2266       33365           Sole                24290      9075
------------------------------------------------------------------------------------------------------------------------------------
International Business Machs           Com   459200101      2355       31738           Sole                21188     10550
------------------------------------------------------------------------------------------------------------------------------------
Ishares Tr                        DJ Utils   464287697       419        5421           Sole                 4921       500
------------------------------------------------------------------------------------------------------------------------------------
                                       S&P
                                    MidCap
Ishares Tr                             400   464287507      2771       40466           Sole                15790     24676
------------------------------------------------------------------------------------------------------------------------------------
                                   S&P Sml
Ishares Tr                         Cap 600   464287804      1979       35973           Sole                21975     13998
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp                             Com   458140100      1945       74771           Sole                35261     39510
------------------------------------------------------------------------------------------------------------------------------------
                                   S&P Glb
Ishares Tr                        100 Indx   464287572       488        8125           Sole                 5225      2900
------------------------------------------------------------------------------------------------------------------------------------
                                  S&P 1500
Ishares Tr                           Index   464287150       206        1950           Sole                 1950         0
------------------------------------------------------------------------------------------------------------------------------------
                                   S&P 500
Ishares Tr                         Bar Val   464287408      3898       62535           Sole                 3435     59100
------------------------------------------------------------------------------------------------------------------------------------
                                   S&P 500
Ishares Tr                           Index   464287200      1221       10258           Sole                 4537      5721
------------------------------------------------------------------------------------------------------------------------------------
                                   S&P 500
Ishares Tr                         Bar Grw   464287309      6178      109351           Sole                10451     98900
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                   Russell
Ishares Tr                            2000   464287655      1909       29980           Sole                27020      2960
------------------------------------------------------------------------------------------------------------------------------------
                                   Russell
Ishares Tr                          Midcap   464287499       891       10825           Sole                 1725      9100
------------------------------------------------------------------------------------------------------------------------------------
                                     DJ US
Ishares Tr                            Indu   464287754       579       10800           Sole                 9100      1700
------------------------------------------------------------------------------------------------------------------------------------
Nuveen Tax Adv Fltg Rate Fun           Com   6706EV102      1972      147300           Sole               147300         0
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                      Com   478160104      4942       76045           Sole                33195     42850
------------------------------------------------------------------------------------------------------------------------------------
Jefferson Pilot Corp                   Com   475070108       323        6425           Sole                 1900      4525
------------------------------------------------------------------------------------------------------------------------------------
JPMorgan & Chase Co                    Com   46625H100       933       26436         Shared                 8611     17825
------------------------------------------------------------------------------------------------------------------------------------
Kraft Foods Inc                        Com   50075N104       639       20115           Sole                14915      5200
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Inc Kans                 Com   46455P101       467        5618           Sole                 4043      1575
------------------------------------------------------------------------------------------------------------------------------------
                                    Ut Ltd
Kinder Morgan Energy Partner       Partner   464550106       305        6000           Sole                 6000         0
------------------------------------------------------------------------------------------------------------------------------------
Coca Cola Co                           Com   191216100      2663       63801           Sole                18416     45385
------------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp Amer Hldgs         Com New   50540R409      1606       32200           Sole                30425      1775
------------------------------------------------------------------------------------------------------------------------------------
                                   GS Corp
Ishares                              Bd Fd   464287242       298        2665           Sole                 2135       530
------------------------------------------------------------------------------------------------------------------------------------
Medtronic Inc                          Com   585055106      2893       55865           Sole                40715     15150
------------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co Inc                 Com   590188108       534        9725           Sole                 8425      1300
------------------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions Inc             Com   58405U102       164        3083           Sole                  182      2901
------------------------------------------------------------------------------------------------------------------------------------
Altria Group Inc                       Com   02209S103       298        4620           Sole                 2470      2150
------------------------------------------------------------------------------------------------------------------------------------
Motorola Inc                           Com   620076109       302       16570           Sole                 3370     13200
------------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp                         Com   594918104      3044      122555           Sole                79303     43252
------------------------------------------------------------------------------------------------------------------------------------
Murphy Oil Corp                        Com   626717102       214        4100           Sole                  100      4000
------------------------------------------------------------------------------------------------------------------------------------
Mylan Labs Inc                         Com   628530107       284       14788         Shared                14001       787
------------------------------------------------------------------------------------------------------------------------------------
News Corp                             Cl B   65248E203       637       37830           Sole                28630      9200
------------------------------------------------------------------------------------------------------------------------------------
                                   S&P 100
Ishares Tr                          Idx Fd   464287101      2105       37750           Sole                 3350     34400
------------------------------------------------------------------------------------------------------------------------------------
Oracle Corp                            Com   68389X105       467       35440           Sole                  710     34730
------------------------------------------------------------------------------------------------------------------------------------
Pitney Bowes Inc                       Com   724479100      1031       23675           Sole                19600      4075
------------------------------------------------------------------------------------------------------------------------------------
Pepsico Inc                            Com   713448108      2006       37200           Sole                30460      6740
------------------------------------------------------------------------------------------------------------------------------------
Petsmart Inc                           Com   716768106       248        8175           Sole                 1200      6975
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc                             Com   717081103      1601       58093           Sole                22897     35196
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co                    Com   742718109      3102       58815           Sole                29830     28985
------------------------------------------------------------------------------------------------------------------------------------
Peoples Energy Corp                    Com   711030106       215        4950           Sole                 4950         0
------------------------------------------------------------------------------------------------------------------------------------
Progress Energy Inc                    Com   743263105       260        5750           Sole                 4750      1000
------------------------------------------------------------------------------------------------------------------------------------
Piedmont Nat Gas Inc                   Com   720186105       308       12852           Sole                11852      1000
------------------------------------------------------------------------------------------------------------------------------------
Praxair Inc                            Com   74005P104       239        5136           Sole                   36      5100
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Qualcomm Inc                           Com   747525103      1292       39140           Sole                20040     19100
------------------------------------------------------------------------------------------------------------------------------------
                                      Unit
Nasdaq 100 TR                        Ser 1   631100104       775       21094           Sole                20364       730
------------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp                          Com   767754104       376       90090           Sole                90090         0
------------------------------------------------------------------------------------------------------------------------------------
                                    NY Reg
Royal Dutch Pete Co                Eur .56   780257804       496        7650           Sole                 1550      6100
------------------------------------------------------------------------------------------------------------------------------------
RGC Res Inc                            Com   74955L103       881       33562           Sole                    0     33562
------------------------------------------------------------------------------------------------------------------------------------
Donnelley R R & Sons Co                Com   257867101      1376       39877           Sole                33852      6025
------------------------------------------------------------------------------------------------------------------------------------
SBC Communications Inc                 Com   78376G103       748       31495           Sole                24195      7300
------------------------------------------------------------------------------------------------------------------------------------
Sungard Data Sys Inc                   Com   867363103       311        8850           Sole                 5350      3500
------------------------------------------------------------------------------------------------------------------------------------
SEI Investments Co                     Com   784117103       466       12500           Sole                12150       350
------------------------------------------------------------------------------------------------------------------------------------
Schering Plough Corp                   Com   806605101       874       45894           Sole                16894     29000
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd                       Com   806857108      3659       48180           Sole                26655     21525
------------------------------------------------------------------------------------------------------------------------------------
Southern Co                            Com   842587107       628       18125           Sole                14475      3650
------------------------------------------------------------------------------------------------------------------------------------
                                      Unit
SPDR Tr                              Ser 1   78462F103      3053       25621           Sole                24771       850
------------------------------------------------------------------------------------------------------------------------------------
Symantec Corp                          Com   871503108       440       20282           Sole                19732       550
------------------------------------------------------------------------------------------------------------------------------------
Sysco Corp                             Com   871829107      1459       40340           Sole                27590     12750
------------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Inds Ltd           ADR   881624209      2181       70050           Sole                55350     14700
------------------------------------------------------------------------------------------------------------------------------------
Thomson Corp                           Com   884903105       364       10850           Sole                 6850      4000
------------------------------------------------------------------------------------------------------------------------------------
Texas Instrs Inc                       Com   882508104       275        9807           Sole                 3757      6050
------------------------------------------------------------------------------------------------------------------------------------
Tyco Intl Ltd New                      Com   902124106       757       25945           Sole                16290      9655
------------------------------------------------------------------------------------------------------------------------------------
United Bankshares Inc WV               Com   909907107      3427       96241         Shared                23781     72460
------------------------------------------------------------------------------------------------------------------------------------
United Parcel Service Inc             Cl B   911312106      1383       20008           Sole                14405      5603
------------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp               Com   913017109       941       18338           Sole                13638      4700
------------------------------------------------------------------------------------------------------------------------------------
Varian Med Sys Inc                     Com   92220P105      1220       32700           Sole                28500      4200
------------------------------------------------------------------------------------------------------------------------------------
Viacom Inc                            Cl B   925524308       918       28700           Sole                21640      7060
------------------------------------------------------------------------------------------------------------------------------------
                                    Sh Ben
Vornado Rlty Tr                        Int   929042109       277        3450           Sole                 1950      1500
------------------------------------------------------------------------------------------------------------------------------------
                                 Sponsored
Vodafone Group Plc New                 ADR   92857W100       932       38316           Sole                32405      5911
------------------------------------------------------------------------------------------------------------------------------------
Verisign Inc                           Com   92343E102       445       15500           Sole                14500      1000
------------------------------------------------------------------------------------------------------------------------------------
                                    St Mrk
Vanguard Index Tr                   Vipers   922908769       205        1750           Sole                    0      1750
------------------------------------------------------------------------------------------------------------------------------------
Verizon Communications                 Com   92343V104      1265       37542           Sole                23920     13622
------------------------------------------------------------------------------------------------------------------------------------
Walgreen Co                            Com   931422109       911       19825           Sole                13950      5875
------------------------------------------------------------------------------------------------------------------------------------
Waste Connections Inc                  Com   941053100       778       20885           Sole                19110      1775
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co New                   Com   949746101       309        5028           Sole                 1578      3450
------------------------------------------------------------------------------------------------------------------------------------
Washington Mut Inc                     Com   939322103       899       22102           Sole                15302      6800
------------------------------------------------------------------------------------------------------------------------------------
Waste Mgmt Inc Del                     Com   94106L109      2152       75950           Sole                45400     30550
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Wal Mart Stores Inc                    Com   931142103       885       18354           Sole                10814      7540
------------------------------------------------------------------------------------------------------------------------------------
Wesbanco Inc                           Com   950810101      1243       41433         Shared                38013      3420
------------------------------------------------------------------------------------------------------------------------------------
Wrigley Wm Jr Co                       Com   982526105      1077       15650           Sole                12600      3050
------------------------------------------------------------------------------------------------------------------------------------
Wyeth                                  Com   983024100       305        6875         Shared                 3100      3775
------------------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp                       Com   30231G102      7306      127130           Sole                78469     48661
------------------------------------------------------------------------------------------------------------------------------------
Dentsply Intl Inc New                  Com   249030107      1204       22300           Sole                13825      8475
------------------------------------------------------------------------------------------------------------------------------------
Zimmer Hldgs Inc                       Com   98956P102      1309       17357           Sole                14122      3235
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                          190640     4808229                             3048112   1760117
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------